UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3737

Fidelity Advisor Series IV
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	November 30, 2006

Item 1. Reports to Stockholders

Fidelity ®
Institutional
Short-Intermediate
Government Fund

Annual Report

November 30, 2006

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) website at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly report, semiannual report, or annual report on Fidelity's web site at http://fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stock and bond markets around the world have seen largely positive results year to date, although weakness in the technology sector and growth stocks in general have tempered performance. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $100,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended November 30, 2006	Past 1 year	Past 5 years	Past 10 years
Fidelity® Inst Sht-Int Govt Fund	4.24%	3.20%	4.89%

$100,000 Over 10 Years

Let's say hypothetically that $100,000 was invested in Fidelity® Institutional Short-Intermediate Government Fund on November 30, 1996. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® 1-5 Year US Government Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Brett Kozlowski, who became Portfolio Manager of Fidelity® Institutional Short-Intermediate Government Fund on October 2, 2006

After sputtering through the first half of the year ending November 30, 2006, the investment-grade bond market rallied in the period's second half. From January through June, the Lehman Brothers® Aggregate Bond Index - a performance gauge of taxable, high-quality debt - failed to record a monthly gain of more than one-third of a percentage point, and posted three consecutive months of losses from March through May. Holding back bonds were soaring energy prices, rising inflation and continued Federal Reserve Board interest rate increases. The bond market's fortunes turned around in July, however. Tamer-than-expected inflation data prompted the Fed to hint it might take a break from its campaign of interest rate hikes. In response, the Lehman Aggregate index gained more in July than in the previous seven months combined. Bonds did even better in August after the Fed left rates unchanged for the first time since June 2004, then followed suit in September and October. Correspondingly, investors returned to the bond market and drove the Lehman Aggregate index up 5.94% for the year overall.

The fund returned 4.24% during the past year, while its benchmark, the Lehman Brothers 1-5 Year U.S. Government Bond Index, returned 4.61%. In descending order, the fund's investments in agency securities, U.S. Treasuries and mortgage-backed securities helped absolute returns the most. Relative to the index, however, mortgage-backed securities provided the biggest boost to performance, as did a substantial underweighting in Treasuries. Within the mortgage-backed sector, the fund's holdings of collateralized mortgage obligations (CMOs) and mortgage pass-through securities, neither of which are represented in the index, drove performance. On the negative side, the fund's out-of-index allocation to Treasury Inflation-Protected Securities (TIPS) detracted from results. Our investment in TIPS was the result of growing inflation concerns during the first half of the period. However, during the final few months of the period, TIPS underperformed other government-security sectors as inflation expectations receded from earlier levels. Given lower petroleum prices and a slowdown in the housing market, our immediate concerns about inflation likewise lessened. As a result, by the end of the period, I had reduced the fund's TIPS holdings significantly.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2006 to November 30, 2006).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value June 1, 2006	Ending Account Value November 30, 2006	Expenses Paid During Period* June 1, 2006 to November 30, 2006
Actual	$ 1,000.00	$ 1,033.00	$ 2.29
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,022.81	$ 2.28

* Expenses are equal to the Fund's annualized expense ratio of .45%; multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Annual Report

Investment Changes

Coupon Distribution as of November 30, 2006
	% of fund's investments	% of fund's investments 6 months ago
0.01 - 0.99%	5.9	11.7
3 - 3.99%	12.0	23.4
4 - 4.99%	43.2	34.8
5 - 5.99%	21.6	14.2
6 - 6.99%	9.4	10.6
7% and over	1.1	1.5
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Average Years to Maturity as of November 30, 2006
6 months ago
Years	2.8	3.0
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of November 30, 2006
6 months ago
Years	2.1	2.1

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of November 30, 2006	As of May 31, 2006
Mortgage Securities 10.0%	Mortgage Securities 12.3%
CMOs and Other Mortgage Related Securities 11.8%	CMOs and Other Mortgage Related Securities 12.9%
U.S. Treasury Obligations 36.6%	U.S. Treasury Obligations 34.0%
U.S. Government Agency Obligations 39.6%	U.S. Government Agency Obligations 35.3%
Asset-Backed Securities 1.0%	Asset-Backed Securities 1.0%
Short-Term Investments and Net Other Assets 1.0%	Short-Term Investments and Net Other Assets 4.5%

Annual Report

Investments November 30, 2006

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 76.2%
	Principal Amount	Value (Note 1)
U.S. Government Agency Obligations - 39.6%
Fannie Mae:
4.5% 10/15/08	$ 3,517,000	$ 3,497,987
4.625% 1/15/08	44,300,000	44,126,919
4.625% 10/15/13	3,000,000	2,979,810
4.75% 12/15/10	19,500,000	19,521,197
5% 9/15/08	7,830,000	7,852,300
6.375% 6/15/09	14,370,000	14,918,776
Federal Home Loan Bank:
4.5% 10/14/08	2,240,000	2,228,106
5% 9/18/09	3,245,000	3,270,350
5.375% 8/19/11	2,595,000	2,665,927
5.8% 9/2/08	11,605,000	11,774,433
Freddie Mac:
4.25% 7/15/09	4,868,000	4,812,252
5.125% 4/18/11	1,050,000	1,066,438
5.25% 7/18/11	12,000,000	12,257,928
5.75% 3/15/09	1,500,000	1,532,064
Israeli State (guaranteed by U.S. Government through Agency for International Development) 6.8% 2/15/12	2,500,000	2,657,553
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates 6.77% 11/15/13	915,384	941,702
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		136,103,742
U.S. Treasury Inflation Protected Obligations - 6.3%
U.S. Treasury Inflation-Indexed Notes 0.875% 4/15/10	22,709,440	21,651,214
U.S. Treasury Obligations - 30.3%
U.S. Treasury Notes:
3.125% 9/15/08 (b)	21,000,000	20,461,875
3.375% 9/15/09	21,407,000	20,776,500
4.375% 12/15/10	2,000,000	1,994,610
4.75% 3/31/11	19,000,000	19,218,937
4.875% 4/30/08	24,020,000	24,066,911
4.875% 5/15/09	12,000,000	12,093,276
5.125% 5/15/16	5,000,000	5,250,780
TOTAL U.S. TREASURY OBLIGATIONS		103,862,889
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $262,029,354)		261,617,845
U.S. Government Agency - Mortgage Securities - 10.0%
	Principal Amount	Value (Note 1)
Fannie Mae - 7.6%
3.732% 1/1/35 (d)	$ 92,147	$ 91,054
3.763% 12/1/34 (d)	59,778	59,178
3.768% 10/1/33 (d)	58,521	57,738
3.786% 6/1/34 (d)	274,387	269,038
3.793% 12/1/34 (d)	12,234	12,107
3.81% 6/1/33 (d)	48,100	47,703
3.829% 1/1/35 (d)	168,303	166,492
3.849% 1/1/35 (d)	53,871	53,450
3.867% 1/1/35 (d)	101,884	101,070
3.881% 6/1/33 (d)	239,560	237,420
3.888% 10/1/34 (d)	64,975	64,839
3.917% 12/1/34 (d)	48,924	48,621
3.952% 5/1/33 (d)	23,241	23,054
3.953% 1/1/35 (d)	67,808	67,270
3.979% 5/1/34 (d)	14,636	14,913
3.995% 2/1/35 (d)	51,228	51,292
4% 8/1/18	946,158	903,421
4.022% 2/1/35 (d)	45,296	45,242
4.026% 1/1/35 (d)	33,732	34,086
4.034% 10/1/18 (d)	45,062	44,625
4.036% 1/1/35 (d)	37,045	36,762
4.079% 2/1/35 (d)	29,628	29,677
4.081% 4/1/33 (d)	21,471	21,504
4.081% 2/1/35 (d)	93,644	93,790
4.093% 2/1/35 (d)	30,781	31,178
4.103% 1/1/35 (d)	101,042	100,753
4.106% 1/1/35 (d)	103,314	102,984
4.111% 2/1/35 (d)	128,570	127,937
4.131% 2/1/35 (d)	88,830	90,308
4.132% 1/1/35 (d)	177,233	177,108
4.162% 11/1/34 (d)	20,022	20,034
4.169% 1/1/35 (d)	131,809	129,599
4.177% 1/1/35 (d)	184,210	183,672
4.215% 1/1/35 (d)	44,843	44,622
4.25% 2/1/35 (d)	56,593	55,712
4.258% 1/1/34 (d)	141,629	140,457
4.27% 8/1/33 (d)	115,202	114,747
4.278% 3/1/35 (d)	50,117	49,839
4.286% 10/1/33 (d)	23,057	22,913
4.303% 5/1/35 (d)	75,970	75,726
4.31% 3/1/33 (d)	37,745	37,121
4.31% 3/1/33 (d)	62,419	62,193
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Fannie Mae - continued
4.318% 6/1/33 (d)	$ 25,929	$ 25,837
4.35% 1/1/35 (d)	59,387	58,597
4.362% 2/1/34 (d)	134,885	133,992
4.362% 4/1/35 (d)	30,246	30,129
4.394% 10/1/34 (d)	247,473	245,034
4.401% 5/1/35 (d)	170,434	170,229
4.402% 2/1/35 (d)	91,693	90,463
4.429% 3/1/35 (d)	97,513	96,244
4.453% 8/1/34 (d)	175,768	174,732
4.472% 5/1/35 (d)	66,857	66,642
4.479% 1/1/35 (d)	72,917	73,076
4.49% 11/1/33 (d)	89,301	88,953
4.493% 5/1/33 (d)	61,695	61,734
4.513% 1/1/35 (d)	64,708	64,604
4.513% 2/1/35 (d)	653,391	650,503
4.522% 2/1/35 (d)	360,746	359,106
4.523% 2/1/35 (d)	53,567	53,450
4.533% 7/1/35 (d)	203,363	202,879
4.543% 1/1/35 (d)	109,042	108,922
4.563% 2/1/35 (d)	34,684	34,485
4.565% 9/1/34 (d)	1,296,879	1,288,045
4.566% 4/1/33 (d)	594,746	593,949
4.575% 7/1/35 (d)	150,216	149,902
4.58% 2/1/35 (d)	205,502	203,623
4.624% 3/1/35 (d)	23,805	23,784
4.64% 1/1/33 (d)	35,552	35,593
4.654% 3/1/35 (d)	440,689	440,436
4.695% 9/1/34 (d)	13,579	13,715
4.712% 2/1/33 (d)	9,646	9,753
4.713% 10/1/32 (d)	7,907	7,914
4.725% 10/1/34 (d)	159,080	158,429
4.728% 7/1/34 (d)	179,602	179,109
4.749% 7/1/36 (d)	343,720	341,687
4.763% 10/1/32 (d)	14,730	14,877
4.763% 12/1/34 (d)	55,951	55,717
4.775% 1/1/35 (d)	12,187	12,350
4.803% 12/1/32 (d)	69,871	70,236
4.808% 8/1/34 (d)	51,362	51,621
4.81% 6/1/35 (d)	193,967	194,057
4.812% 11/1/34 (d)	130,278	129,875
4.828% 2/1/33 (d)	78,701	78,991
4.841% 10/1/35 (d)	142,732	142,332
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Fannie Mae - continued
4.873% 10/1/34 (d)	$ 479,266	$ 478,513
4.895% 10/1/35 (d)	79,150	79,329
4.955% 8/1/34 (d)	399,794	400,174
4.976% 2/1/35 (d)	17,856	17,831
4.988% 11/1/32 (d)	37,258	37,571
4.989% 12/1/32 (d)	5,567	5,560
5.049% 12/1/32 (d)	638,875	639,667
5.057% 7/1/34 (d)	25,938	26,001
5.058% 11/1/34 (d)	11,379	11,359
5.077% 5/1/35 (d)	355,985	357,266
5.079% 9/1/34 (d)	373,764	374,725
5.095% 9/1/34 (d)	42,221	42,339
5.105% 5/1/35 (d)	120,801	121,281
5.179% 8/1/33 (d)	74,183	74,609
5.181% 3/1/35 (d)	31,769	31,883
5.183% 6/1/35 (d)	245,380	246,605
5.267% 11/1/36 (d)	150,000	151,030
5.288% 7/1/35 (d)	28,703	28,857
5.339% 12/1/34 (d)	81,291	81,724
5.409% 2/1/36 (d)	64,280	64,810
5.492% 2/1/36 (d)	738,222	744,244
5.5% 1/1/09 to 6/1/20	5,719,701	5,760,705
5.541% 11/1/36 (d)	319,648	322,692
5.614% 1/1/36 (d)	212,925	215,068
5.651% 12/1/32 (d)	180,129	182,505
5.838% 3/1/36 (d)	475,714	482,610
5.902% 1/1/36 (d)	157,471	159,270
6% 5/1/16 to 8/1/16	716,205	730,445
6% 12/1/21 (c)	54,064	55,027
6.5% 6/1/15 to 3/1/35	2,005,825	2,054,764
7% 6/1/12 to 6/1/31	475,536	490,687
8% 8/1/09	6,368	6,391
9% 2/1/13 to 8/1/21	179,337	192,582
9.5% 5/1/09 to 11/1/21	10,252	10,615
10.5% 5/1/10 to 8/1/20	36,875	40,423
11% 11/1/10 to 9/1/14	175,823	188,076
11.5% 11/1/15 to 7/15/19	155,878	174,956
12% 4/1/15	13,949	16,205
12.5% 3/1/16	5,118	5,694
		26,230,948
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Freddie Mac - 2.0%
4.053% 12/1/34 (d)	$ 57,499	$ 57,277
4.107% 1/1/35 (d)	254,488	252,030
4.113% 12/1/34 (d)	89,579	88,870
4.275% 3/1/35 (d)	74,132	73,241
4.294% 5/1/35 (d)	128,123	127,045
4.298% 12/1/34 (d)	73,906	72,656
4.31% 2/1/35 (d)	165,823	164,557
4.433% 2/1/34 (d)	74,146	73,503
4.434% 6/1/35 (d)	135,592	134,760
4.44% 3/1/35 (d)	80,263	78,959
4.457% 3/1/35 (d)	97,937	96,401
4.548% 2/1/35 (d)	153,062	150,866
4.783% 10/1/32 (d)	10,942	10,980
4.809% 3/1/33 (d)	26,704	26,657
4.99% 4/1/35 (d)	408,162	408,492
5% 9/1/18 to 9/1/35	1,489,736	1,482,990
5.058% 9/1/32 (d)	185,342	186,981
5.12% 4/1/35 (d)	283,461	282,859
5.296% 6/1/35 (d)	197,448	197,898
5.5% 11/1/20	24,963	25,090
5.565% 1/1/36 (d)	354,695	356,510
5.614% 4/1/32 (d)	10,927	11,030
5.628% 8/1/33 (d)	41,947	42,301
6.32% 8/1/36 (d)	1,710,439	1,738,841
6.5% 5/1/08	16,726	17,097
7.5% 11/1/12	134,062	138,336
8% 9/1/07 to 12/1/09	24,012	24,122
8.5% 1/1/07 to 6/1/14	34,159	34,347
9% 12/1/07 to 12/1/18	60,520	65,289
9.5% 2/1/17 to 12/1/22	225,843	245,493
10% 1/1/09 to 6/1/20	40,017	42,279
10.5% 9/1/20 to 5/1/21	17,863	18,665
11% 12/1/11	1,516	1,614
11.5% 10/1/15	4,712	5,355
12% 9/1/11 to 11/1/19	19,765	22,356
12.25% 11/1/14	22,783	26,032
12.5% 8/1/10 to 6/1/19	160,397	179,393
		6,961,172
Government National Mortgage Association - 0.4%
3.75% 1/20/34 (d)	264,455	262,720
8% 11/15/09 to 12/15/23	625,646	649,774
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Government National Mortgage Association - continued
8.5% 5/15/16 to 3/15/17	$ 46,473	$ 50,050
10.5% 1/15/16 to 1/15/18	133,291	151,475
11% 10/20/13	1,802	2,015
12.5% 11/15/14	57,131	67,187
13.5% 7/15/11	4,594	5,125
		1,188,346
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $34,370,036)		34,380,466
Asset-Backed Securities - 1.0%

Fannie Mae Grantor Trust Series 2005-T4 Class A1C, 5.47% 9/25/35 (d) (Cost $3,350,000)	3,350,000	3,355,345
Collateralized Mortgage Obligations - 11.8%

U.S. Government Agency - 11.8%
Fannie Mae:
floater Series 1994-42 Class FK, 4.27% 4/25/24 (d)	1,750,783	1,674,186
planned amortization class:
Series 2002-83 Class ME, 5% 12/25/17	2,390,000	2,350,322
Series 2003-24 Class PB, 4.5% 12/25/12	539,202	536,327
Series 2003-39 Class PV, 5.5% 9/25/22	1,010,000	1,014,174
sequential payer:
Series 1993-238 Class C, 6.5% 12/25/08	1,650,374	1,654,061
Series 1999-25 Class Z, 6% 6/25/29	3,325,251	3,388,397
Fannie Mae Grantor Trust sequential payer Series 2005-93 Class HD, 4.5% 11/25/19	77,464	75,588
Fannie Mae guaranteed REMIC pass thru certificates:
floater:
Series 2001-38 Class QF, 6.3% 8/25/31 (d)	443,793	454,131
Series 2002-49 Class FB, 5.92% 11/18/31 (d)	690,883	700,202
Series 2002-60 Class FV, 6.32% 4/25/32 (d)	148,523	152,705
Series 2002-68 Class FH, 5.82% 10/18/32 (d)	578,190	583,991
Series 2002-74 Class FV, 5.77% 11/25/32 (d)	1,616,710	1,627,857
Series 2002-75 Class FA, 6.32% 11/25/32 (d)	304,248	312,834
Series 2003-122 Class FL, 5.67% 7/25/29 (d)	244,360	245,710
Series 2003-131 Class FM, 5.72% 12/25/29 (d)	164,628	165,453
Series 2004-33 Class FW, 5.72% 8/25/25 (d)	419,977	422,871
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency - continued
Fannie Mae guaranteed REMIC pass thru certificates: - continued
planned amortization class:
Series 2002-11 Class QB, 5.5% 3/25/15	$ 99,199	$ 99,027
Series 2002-16 Class PG, 6% 4/25/17	670,000	683,717
Series 2003-91 Class HA, 4.5% 11/25/16	1,000,000	986,626
sequential payer:
Series 2002-56 Class MC, 5.5% 9/25/17	215,344	216,836
Series 2003-18 Class EY, 5% 6/25/17	1,124,954	1,118,836
Series 2005-4 Class ED, 5% 6/25/27	3,433,333	3,415,613
Series 2002-50 Class LE, 7% 12/25/29	27,571	27,645
Freddie Mac:
floater:
Series 2344 Class FP, 6.27% 8/15/31 (d)	273,748	280,050
Series 3028 Class FM, 5.57% 9/15/35 (d)	1,421,717	1,425,299
planned amortization class Series 2356 Class GD, 6% 9/15/16	239,771	245,166
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2406:
Class FP, 6.3% 1/15/32 (d)	558,283	571,650
Class PF, 6.3% 12/15/31 (d)	549,888	563,030
Series 2410 Class PF, 6.3% 2/15/32 (d)	1,422,290	1,456,318
Series 2412 Class GF, 6.27% 2/15/32 (d)	223,955	229,113
Series 2448 Class FT, 6.32% 3/15/32 (d)	701,020	718,202
Series 2526 Class FC, 5.72% 11/15/32 (d)	428,734	431,390
Series 2530 Class FE, 5.92% 2/15/32 (d)	389,754	394,506
Series 2630 Class FL, 5.82% 6/15/18 (d)	24,979	25,292
Series 2861:
Class GF, 5.62% 1/15/21 (d)	220,339	220,923
Class JF, 5.62% 4/15/17 (d)	386,396	388,290
Series 2994 Class FB, 5.47% 6/15/20 (d)	336,269	336,256
planned amortization class:
Series 1543 Class VK, 6.7% 1/15/23	133,197	133,164
Series 2363 Class PF, 6% 9/15/16	324,666	331,904
Series 2752 Class PW, 4% 4/15/22	1,130,000	1,112,486
sequential payer:
Series 1929 Class EZ, 7.5% 2/17/27	1,272,332	1,319,349
Series 2570 Class CU, 4.5% 7/15/17	118,256	116,384
Series 2572 Class HK, 4% 2/15/17	176,819	172,372
Series 2617 Class GW, 3.5% 6/15/16	972,758	951,573
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential payer:
Series 2672 Class HA, 4% 9/15/16	$ 1,249,357	$ 1,215,849
Series 2675 Class CB, 4% 5/15/16	1,001,539	975,860
Series 2683 Class JA, 4% 10/15/16	1,027,729	999,961
Series 2866 Class N, 4.5% 12/15/18	680,000	672,223
Series 2937 Class HJ, 5% 10/15/19	534,885	532,523
Series 3013 Class VJ, 5% 1/15/14	1,148,378	1,143,402
Ginnie Mae guaranteed REMIC pass thru securities planned amortization class Series 2005-58 Class NJ, 4.5% 8/20/35	1,630,000	1,607,443
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $40,703,073)		40,477,087
Cash Equivalents - 7.2%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at:
5.32%, dated 11/30/06 due 12/1/06 (Collateralized by U.S. Government Obligations) #	$ 3,554,525	3,554,000
5.33%, dated 11/30/06 due 12/1/06 (Collateralized by U.S. Government Obligations) (a) #	21,003,109	21,000,000
TOTAL CASH EQUIVALENTS (Cost $24,554,000)		24,554,000
TOTAL INVESTMENT PORTFOLIO - 106.2% (Cost $365,006,463)		364,384,743
NET OTHER ASSETS - (6.2)%		(21,259,680)
NET ASSETS - 100%		$ 343,125,063
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.
(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$3,554,000 due 12/01/06 at 5.32%
ABN AMRO Bank N.V., New York Branch	$ 129,020
BNP Paribas Securities Corp.	36,556
Banc of America Securities LLC	1,123,256
Bank of America, NA	215,033
Barclays Capital, Inc.	1,001,476
Citigroup Global Markets, Inc.	258,040
Countrywide Securities Corp.	296,043
Societe Generale, New York Branch	86,013
UBS Securities LLC	344,053
WestLB AG	64,510
$ 3,554,000
$21,000,000 due 12/01/06 at 5.33%
Countrywide Securities Corp.	$ 21,000,000
Income Tax Information

At November 30, 2006, the fund had a capital loss carryforward of approximately $19,843,511 of which $5,799,739, $4,168,919, $1,483,869, $4,816,509 and $3,574,475 will expire on November 30, 2007, 2008, 2012, 2013 and 2014, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2006

Assets
Investment in securities, at value (including securities loaned of $20,461,875 and repurchase agreements of $24,554,000) - See accompanying schedule: Unaffiliated issuers (cost $365,006,463)		$ 364,384,743
Cash		937
Receivable for investments sold		4,098,287
Receivable for fund shares sold		245,625
Interest receivable		3,311,438
Total assets		372,041,030

Liabilities
Payable for investments purchased Regular delivery	$ 7,368,219
Delayed delivery	55,045
Payable for fund shares redeemed	319,482
Distributions payable	41,225
Accrued management fee	128,148
Other affiliated payables	927
Other payables and accrued expenses	2,921
Collateral on securities loaned, at value	21,000,000
Total liabilities		28,915,967

Net Assets		$ 343,125,063
Net Assets consist of:
Paid in capital		$ 361,898,679
Undistributed net investment income		1,677,788
Accumulated undistributed net realized gain (loss) on investments		(19,829,684)
Net unrealized appreciation (depreciation) on investments		(621,720)
Net Assets, for 35,919,025 shares outstanding		$ 343,125,063
Net Asset Value, offering price and redemption price per share ($343,125,063 ÷ 35,919,025 shares)		$ 9.55

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended November 30, 2006

Investment Income
Interest		$ 15,784,610

Expenses
Management fee	$ 1,585,605
Independent trustees' compensation	1,425
Miscellaneous	823
Total expenses before reductions	1,587,853
Expense reductions	(40,822)	1,547,031
Net investment income		14,237,579
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(4,160,439)
Change in net unrealized appreciation (depreciation) on investment securities		4,629,247
Net gain (loss)		468,808
Net increase (decrease) in net assets resulting from operations		$ 14,706,387

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended November 30, 2006	Year ended November 30, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 14,237,579	$ 14,278,548
Net realized gain (loss)	(4,160,439)	(4,811,472)
Change in net unrealized appreciation (depreciation)	4,629,247	(3,297,566)
Net increase (decrease) in net assets resulting from operations	14,706,387	6,169,510
Distributions to shareholders from net investment income	(13,677,962)	(12,781,978)
Share transactions Proceeds from sales of shares	79,142,633	89,442,606
Reinvestment of distributions	13,207,771	12,059,991
Cost of shares redeemed	(178,939,958)	(151,985,452)
Net increase (decrease) in net assets resulting from share transactions	(86,589,554)	(50,482,855)
Total increase (decrease) in net assets	(85,561,129)	(57,095,323)

Net Assets
Beginning of period	428,686,192	485,781,515
End of period (including undistributed net investment income of $1,677,788 and undistributed net investment income of $1,636,305, respectively)	$ 343,125,063	$ 428,686,192
Other Information Shares
Sold	8,366,309	9,316,942
Issued in reinvestment of distributions	1,393,237	1,257,918
Redeemed	(18,873,327)	(15,856,373)
Net increase (decrease)	(9,113,781)	(5,281,513)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended November 30,	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 9.52	$ 9.65	$ 9.71	$ 9.71	$ 9.51
Income from Investment Operations
Net investment income B	.382	.293	.225	.236	.376
Net realized and unrealized gain (loss)	.012	(.160)	(.060)	.004	.206
Total from investment operations	.394	.133	.165	.240	.582
Distributions from net investment income	(.364)	(.263)	(.225)	(.240)	(.382)
Net asset value, end of period	$ 9.55	$ 9.52	$ 9.65	$ 9.71	$ 9.71
Total Return A	4.24%	1.39%	1.71%	2.48%	6.25%
Ratios to Average Net Assets C
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.44%	.44%	.45%	.44%	.45%
Net investment income	4.03%	3.05%	2.31%	2.42%	3.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 343,125	$ 428,686	$ 485,782	$ 527,063	$ 501,942
Portfolio turnover rate	126%	96%	165%	289%	219%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended November 30, 2006

1. Significant Accounting Policies.

Fidelity Institutional Short-Intermediate Government Fund (the Fund) is a fund of Fidelity Advisor Series IV (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond is recorded as interest income, even though principal is not received until maturity.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to prior period premium and discount on debt securities, market discount, deferred trustees compensation, financing transactions and capital loss carryforwards.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 2,040,964
Unrealized depreciation	(1,827,937)
Net unrealized appreciation (depreciation)	213,027
Undistributed ordinary income	857,789
Capital loss carryforward	(19,843,511)

Cost for federal income tax purposes	$ 364,171,716

The tax character of distributions paid was as follows:

	November 30, 2006	November 30, 2005
Ordinary Income	$ 13,677,962	$ 12,781,978

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

New Accounting Pronouncements - continued

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Annual Report

2. Operating Policies - continued

Mortgage Dollar Rolls. To earn additional income, the Fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited.

3. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .45% of the Fund's average net assets. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense, including commitment fees. The management fee paid to FMR by the Fund is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

4. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $823 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Annual Report

Notes to Financial Statements - continued

5. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $4,064.

6. Expense Reductions.

Through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's management fee. During the period, these credits reduced the Fund's management fee by $40,822.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series IV and the Shareholders of Fidelity Institutional Short-Intermediate Government Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Institutional Short-Intermediate Government Fund (a fund of Fidelity Advisor Series IV) at November 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Institutional Short-Intermediate Government Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

January 18, 2007

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 348 funds advised by FMR or an affiliate. Mr. McCoy oversees 350 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (76)

Year of Election or Appointment: 1983

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR Corp.; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).

Robert L. Reynolds (54)

Year of Election or Appointment: 2003

Mr. Reynolds is President and a Director of FMR (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and FMR Co., Inc. (2005-present). Mr. Reynolds also serves as Vice Chairman (2006-present), a Director (2003-present), and Chief Operating Officer of FMR Corp. and a Director of Strategic Advisers, Inc. (2005-present). He also serves on the Board at Fidelity Investments Canada, Ltd.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (58)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (64)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (70)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (66)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (60)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (62)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

William O. McCoy (73)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Duke Realty Corporation (real estate). He is also a partner of Franklin Street Partners (private investment management firm). In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves as Chairman of the Board of Directors of the University of North Carolina Health Care System. He also served as Vice President of Finance for the University of North Carolina (16-school system).

Cornelia M. Small (62)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (67)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), and Metalmark Capital (private equity investment firm, 2005-present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (67)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (62)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Advisor Series IV. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Boyce I. Greer (50)

Year of Election or Appointment: 2005

Vice President of Institutional Short-Intermediate Government. Mr. Greer also serves as Vice President of certain Equity Funds (2005-present), certain Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). He is an Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present), and Senior Vice President of Fidelity Investments Money Management, Inc. (2006-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005), and Executive Vice President (2000-2002) and Money Market Group Leader (1997-2002) of the Fidelity Investments Fixed Income Division. He also served as Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-2002).

David L. Murphy (58)

Year of Election or Appointment: 2005

Vice President of Institutional Short-Intermediate Government. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002-present), certain Asset Allocation Funds (2003-present), Fixed-Income Funds (2005-present), and Balanced Funds (2005-present). He serves as Senior Vice President (2000-present) and Head (2004-present) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of Fidelity Investments Money Management, Inc. (2003-present) and an Executive Vice President of FMR (2005-present). Previously, Mr. Murphy served as Money Market Group Leader (2002-2004), Bond Group Leader (2000-2002), and Vice President of Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002).

Thomas J. Silvia (45)

Year of Election or Appointment: 2005

Vice President of Institutional Short-Intermediate Government. Mr. Silvia also serves as Vice President of Fidelity's Fixed-Income Funds (2005-present), certain Balanced Funds (2005-present), certain Asset Allocation Funds (2005-present), and Senior Vice President and Bond Group Leader of the Fidelity Investments Fixed-Income Division (2005-present). Previously, Mr. Silvia served as Director of Fidelity's Taxable Bond portfolio managers (2002-2004) and a portfolio manager in the Bond Group (1997-2004).

Brett Kozlowski (31)

Year of Election or Appointment: 2006

Vice President of Institutional Short-Intermediate Government. Mr. Kozlowski is also Vice President of other funds advised by FMR. Prior to his current responsibilities, Mr. Kozlowski worked as a portfolio analyst and a trader in the Fixed Income Group.

Eric D. Roiter (58)

Year of Election or Appointment: 1998

Secretary of Institutional Short-Intermediate Government. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Stuart Fross (47)

Year of Election or Appointment: 2003

Assistant Secretary of Institutional Short-Intermediate Government. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003-present), Vice President and Secretary of FDC (2005-present), and is an employee of FMR.

R. Stephen Ganis (40)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of Institutional Short-Intermediate Government. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR Corp. (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (58)

Year of Election or Appointment: 2006

Chief Financial Officer of Institutional Short-Intermediate Government. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (59)

Year of Election or Appointment: 2004

Chief Compliance Officer of Institutional Short-Intermediate Government. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (45)

Year of Election or Appointment: 2005

Deputy Treasurer of Institutional Short-Intermediate Government. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kimberley H. Monasterio (42)

Year of Election or Appointment: 2007

President and Treasurer of Institutional Short-Intermediate Government. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Kenneth B. Robins (37)

Year of Election or Appointment: 2005

Deputy Treasurer of Institutional Short-Intermediate Government. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (39)

Year of Election or Appointment: 2005

Assistant Treasurer of Institutional Short-Intermediate Government. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

John H. Costello (60)

Year of Election or Appointment: 1986

Assistant Treasurer of Institutional Short-Intermediate Government. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Peter L. Lydecker (52)

Year of Election or Appointment: 2004

Assistant Treasurer of Institutional Short-Intermediate Government. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Mark Osterheld (51)

Year of Election or Appointment: 2002

Assistant Treasurer of Institutional Short-Intermediate Government. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Gary W. Ryan (48)

Year of Election or Appointment: 2005

Assistant Treasurer of Institutional Short-Intermediate Government. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

Salvatore Schiavone (41)

Year of Election or Appointment: 2005

Assistant Treasurer of Institutional Short-Intermediate Government. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003-2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996-2003).

Annual Report

Distributions

A total of 36.86% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $12,205,750 of distributions paid during the period January 1, 2006 to November 30, 2006, as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2007 of amounts for use in preparing 2006 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on November 15, 2006. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees. A
	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	528,401,621.79	99.512
Withheld	2,591,086.78	00.488
TOTAL	530,992,708.57	100.000
Albert R. Gamper, Jr.
Affirmative	528,454,648.93	99.522
Withheld	2,538,059.64	00.478
TOTAL	530,992,708.57	100.000
Robert M. Gates
Affirmative	528,364,694.47	99.505
Withheld	2,628,014.10	00.495
TOTAL	530,992,708.57	100.000
George H. Heilmeier
Affirmative	528,324,780.29	99.498
Withheld	2,667,928.28	00.502
TOTAL	530,992,708.57	100.000
Edward C. Johnson 3d
Affirmative	528,146,463.55	99.464
Withheld	2,846,245.02	00.536
TOTAL	530,992,708.57	100.000
Stephen P. Jonas
Affirmative	502,196,059.10	94.577
Withheld	28,796,649.47	5.423
TOTAL	530,992,708.57	100.000
James H. KeyesB
Affirmative	528,403,580.98	99.512
Withheld	2,589,127.59	00.488
TOTAL	530,992,708.57	100.000
	# of Votes	% of Votes
Marie L. Knowles
Affirmative	528,266,144.70	99.487
Withheld	2,726,563.87	00.513
TOTAL	530,992,708.57	100.000
Ned C. Lautenbach
Affirmative	528,252,479.11	99.484
Withheld	2,740,229.46	00.516
TOTAL	530,992,708.57	100.000
William O. McCoy
Affirmative	502,108,909.35	94.560
Withheld	28,883,799.22	5.440
TOTAL	530,992,708.57	100.000
Robert L. Reynolds
Affirmative	502,094,335.20	94.558
Withheld	28,898,373.37	5.442
TOTAL	530,992,708.57	100.000
Cornelia M. Small
Affirmative	528,468,027.80	99.525
Withheld	2,524,680.77	00.475
TOTAL	530,992,708.57	100.000
William S. Stavropoulos
Affirmative	502,223,965.70	94.582
Withheld	28,768,742.87	5.418
TOTAL	530,992,708.57	100.000
Kenneth L. Wolfe
Affirmative	528,440,841.23	99.519
Withheld	2,551,867.34	00.481
TOTAL	530,992,708.57	100.000
A Denotes trust-wide proposal and voting results. B Effective on or about January 1, 2007.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Institutional Short-Intermediate Government Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2006 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the management fee and total expenses of the fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in June 2005, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) voluntarily entering into contractual arrangements with certain brokers pursuant to which Fidelity pays for research products and services separately out of its own resources, rather than bundling with fund commissions; (iii) launching the Fidelity Advantage Class of its five Spartan stock index funds and three Spartan bond index funds, which is a lower-fee class available to shareholders with higher account balances; (iv) contractually agreeing to impose expense limitations on Fidelity U.S. Bond Index Fund and reducing the fund's initial investment minimum; and (v) offering shareholders of each of the Fidelity Institutional Money Market Funds the privilege of exchanging shares of the fund for shares of other Fidelity funds.

Annual Report

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2005, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the fund.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Institutional Short-Intermediate Government Fund

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of the fund was in the first quartile for the one-year period and the second quartile for the three- and five-year periods. The Board also stated that the relative investment performance of the fund was lower than its benchmark for all the periods shown.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 4% means that 96% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board. For a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for non-management expenses (including transfer agent fees, pricing and bookkeeping fees, and custody fees) from the fund's all-inclusive fee. In this regard, the Board realizes that net management fees can vary from year to year because of differences in non-management expenses.

Annual Report

Fidelity Institutional Short-Intermediate Government Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2005. Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In its review of the fund's total expenses, the Board considered the fund's hypothetical net management fee as well as the fund's all-inclusive fee. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the all-inclusive arrangement. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expenses ranked below its competitive median for 2005.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

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The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information on several topics, including (i) Fidelity's fund profitability methodology and profitability trends within certain funds; (ii) funds and accounts managed by Fidelity other than the Fidelity funds, including fee arrangements; (iii) the total expenses of certain funds and classes relative to competitors; (iv) fund performance trends; and (v) Fidelity's fee structures.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity International Investment
Advisors

Fidelity International Investment
Advisors (U.K.) Limited

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

ISIG-UANN-0107
1.786710.103

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

Real Estate High Income

Fund

Annual Report

November 30, 2006

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call Fidelity (collect) at 1-617-563-6414 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on the fund, including charges and expenses, call Fidelity (collect) at 617-563-6414 for a free prospectus. Read it carefully before you invest or send money.

Aannual Report

Chairman's Message

(Photograph of Edward C. Johnson 3d.)

Dear Shareholder:

Stock and bond markets around the world have seen largely positive results year to date, although weakness in the technology sector and growth stocks in general have tempered performance. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $100,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended November 30, 2006	Past 1 year	Past 5 years	Past 10 years
Fidelity® Real Estate High Income	9.80%	12.94%	12.51%

$100,000 Over 10 Years

Let's say hypothetically that $100,000 was invested in Fidelity® Real Estate High Income Fund on November 30, 1996. The chart shows how the value of your investment would have changed, and also shows how the Merrill Lynch® US High Yield Master Cash Pay Only Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Stephen Rosen, Co-Portfolio Manager of Fidelity® Real Estate High Income Fund, and David Bagnani, who became Co-Portfolio Manager on January 1, 2006

During the one-year period ending November 30, 2006, real estate fundamentals supporting commercial mortgage-backed securities (CMBS), where the fund had roughly two-thirds of its assets during the period, remained strong and relatively unaffected by the slowing single-family housing market. Vacancy rates in the third quarter of 2006 declined on a year-over-year basis in four of the five major commercial property categories - offices, industrial properties, multi-family apartments and hotels. Only retail saw a modest uptick in vacancies, indicating a slight weakening of demand versus supply in that category. Capitalization rates - representing the ratio of a rental property's income to its acquisition cost - reached record lows, reflecting the high prices at which the average commercial property was changing hands. Meanwhile, corporate high-yield securities benefited from low default rates and robust earnings growth, helping the Merrill Lynch® U.S. High Yield Master Cash Pay Only Index to an 11.46% return. The stock market, as measured by the Standard & Poor's 500SM Index, returned 14.23%.

During the past year, the fund returned 9.80%, trailing the Merrill Lynch index. Virtually all of our underperformance was concentrated in the period's first half, when rising interest rates were a head wind for the fund, and the yields of Treasury securities rose. On the other hand, corporate high-yield bonds, which make up the index, tend to be more sensitive to the prospects for corporate earnings and default rates - which generally were favorable during the period - than to movements in the Treasury market. Additionally, the fund's relative performance suffered from having no exposure to the high-yield securities of automakers General Motors (GM) and Ford, as well as to the financing arms of those two companies. These securities, which had been depressed prior to the period, staged a vigorous recovery, as GM and Ford appeared to be making progress with addressing their financial problems. Also detracting from the fund's results was MCFI 97-MC2, one of its CMBS holdings. Fund performance was further held back by residential mortgage-backed securities FNW 03-W1 and CWHL 02-R1, which faltered mainly because of overall weakness in the residential housing market. Conversely, two tranches of JPMC 99-C7 were key contributors. Paydowns in the security's loan pool were a factor in one of the tranches receiving a two-level credit quality upgrade. Also benefiting the fund were our positions in CSFB 98-C1 and GMACC 97-C2. All contributors I mentioned are CMBS.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2006 to November 30, 2006).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value June 1, 2006	Ending Account Value November 30, 2006	Expenses Paid During Period* June 1, 2006 to November 30, 2006
Actual	$ 1,000.00	$ 1,068.00	$ 4.25
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,020.96	$ 4.15

* Expenses are equal to the Fund's annualized expense ratio of .82%; multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

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Investment Changes

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. Where neither Moody's or S&P ratings are available, we have used Fitch ratings.

Annual Report

Investments November 30, 2006

Showing Percentage of Net Assets

Corporate Bonds - 7.3%
	Principal Amount (c)	Value (Note 1)
Convertible Bonds - 0.2%
Homebuilding/Real Estate - 0.2%
American Financial Realty Trust 4.375% 7/15/24	$ 1,260,000	$ 1,192,271
Nonconvertible Bonds - 7.1%
Diversified Financial Services - 0.7%
Thornburg Mortgage, Inc. 8% 5/15/13	3,000,000	2,970,000
Wrightwood Capital LLC 9% 6/1/14 (h)	1,000,000	992,500
		3,962,500
Food and Drug Retail - 0.2%
Stater Brothers Holdings, Inc. 8.125% 6/15/12	1,000,000	1,010,000
Healthcare - 1.7%
Omega Healthcare Investors, Inc.:
7% 4/1/14	2,290,000	2,295,725
7% 1/15/16	1,000,000	996,250
Senior Housing Properties Trust 7.875% 4/15/15	1,395,000	1,454,288
Skilled Healthcare Group, Inc. 11% 1/15/14 (d)	2,310,000	2,541,000
Ventas Realty LP:
6.5% 6/1/16	750,000	755,625
6.625% 10/15/14	500,000	505,625
6.75% 6/1/10	780,000	791,700
6.75% 4/1/17	1,190,000	1,209,338
		10,549,551
Homebuilding/Real Estate - 3.3%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13	750,000	750,000
8.125% 6/1/12	1,475,000	1,522,938
Crescent Real Estate Equities LP/Crescent Finance Co. 9.25% 4/15/09	1,375,000	1,416,250
Forest City Enterprises, Inc.:
6.5% 2/1/17	2,000,000	1,940,000
7.625% 6/1/15	500,000	510,000
HMB Capital Trust V 8.99% 12/15/36 (d)(f)	1,000,000	970,000
iStar Financial, Inc. 5.15% 3/1/12	5,000,000	4,913,060
Nationwide Health Properties, Inc. 6% 5/20/15	1,000,000	1,003,252
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (d)	2,850,000	2,906,430
Saxon Capital, Inc. 12% 5/1/14 (d)	1,660,000	2,207,800
The Rouse Co. 5.375% 11/26/13	2,100,000	1,978,114
		20,117,844

	Principal Amount (c)	Value (Note 1)
Hotels - 0.8%
Host Marriott LP 6.375% 3/15/15	$ 2,000,000	$ 1,962,500
Times Square Hotel Trust 8.528% 8/1/26 (d)	2,582,976	2,970,422
		4,932,922
Restaurants - 0.4%
Landry's Seafood Restaurants, Inc. 7.5% 12/15/14	2,350,000	2,267,750
TOTAL NONCONVERTIBLE BONDS		42,840,567
TOTAL CORPORATE BONDS (Cost $43,041,976)		44,032,838
Asset-Backed Securities - 8.3%

Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M9, 7.82% 10/25/34 (d)(f)	2,014,000	1,934,333
Anthracite CDO I Ltd. Series 2002-CIBA Class E, 9.314% 5/24/37 (d)	1,500,000	1,681,875
Argent Securities, Inc. Series 2004-W9 Class M7, 6.5427% 6/26/34 (d)(f)	1,035,000	996,577
Atherton Franchise Loan Funding LLP:
Series 1998-A Class E, 8.25% 5/15/20 (a)(d)	1,500,000	337,500
Series 1998-A Class F, 7.44% 11/15/14 (b)(d)	1,055,985	0
Cayman ABSC NIMS Trust:
Series 2004-HE2 Class A1, 6.75% 4/25/34 (d)	3,265	3,249
Series 2005-HE2 Class A1, 4.5% 2/25/35 (d)	45,145	44,249
Concord Real Estate CDO Ltd./LLC Series 2006-1A:
Class E, 6.52% 12/25/46 (e)(f)	1,950,000	1,950,000
Class F, 7.07% 12/25/46 (d)(e)(f)	250,000	250,000
Countrywide Home Loan Trust Series 2006-BC2N Class N, 6.5% 2/25/47 (d)	637,068	630,060
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A Class D, 9% 12/28/35 (d)	5,170,000	5,580,498
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (d)	4,100,000	4,480,480
Crest G-Star Ltd. Series 2001-2A Class C, 10% 2/25/32 (d)	1,330,000	1,337,980
Crest Ltd.:
Series 2000-1A Class D, 10% 8/31/36 (d)	2,200,000	1,431,540
Asset-Backed Securities - continued
	Principal Amount (c)	Value (Note 1)
Crest Ltd.: - continued
Series 2004-1A Class H1, 9.0663% 1/28/40 (d)(f)	$ 2,150,000	$ 2,205,255
Fairfield Street Solar Corp. Series 2004-1A:
Class E1, 8.765% 11/28/39 (d)(f)	1,000,000	1,009,800
Class F, 10.265% 11/28/39 (d)(f)	1,050,000	1,060,080
G-Star Ltd. Series 2002-1A Class C, 8% 4/25/37 (d)	4,500,000	4,421,385
Gramercy Real Estate CDO Ltd. Series 2005-1A Class H, 7.3769% 7/25/35 (d)(f)	1,700,000	1,710,200
GSAMP Trust Series 2005-HE3 Class B3, 7.82% 6/25/35 (f)	1,070,000	986,647
Guggenheim Structured Real Estate Funding Ltd./Guggenheim Structured Real Estate Funding LLC Series 2005-2A:
Class D, 6.87% 8/26/30 (d)(f)	550,000	551,540
Class E, 7.32% 8/26/30 (d)(f)	1,055,000	1,060,908
Home Equity Asset Trust Series 2006-3N Class B, 6.5% 8/27/36 (d)	990,000	967,578
Long Beach Asset Holdings Corp. Series 2006-4 Class N1, 5.877% 6/25/46 (d)	1,825,987	1,819,779
Long Beach Mortgage Loan Trust Series 2005-2 Class B1, 6.2834% 4/25/35 (d)(f)	2,273,000	2,061,702
Merit Securities Corp. Series 13 Class M1, 8.63% 12/28/33	1,665,000	1,515,150
Park Place Securities NIMS Trust Series 2004-WCW1 Class NOTE, 5.65% 9/25/34 (d)	56,854	56,645
Park Place Securities, Inc.:
Series 2004-WHQ2 Class M10, 7.82% 2/25/35 (d)(f)	1,943,000	1,782,839
Series 2005-WHQ1 Class M10, 7.82% 3/25/35 (d)(f)	1,665,000	1,533,095
Resi Finance LP Series 2006-B Class B6, 7.02% 6/15/38 (d)(f)	1,176,414	1,176,414
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 6.41% 12/25/33	1,000,000	988,687
Structured Asset Securities Corp. Series 2006-BC1 Class B1, 7.82% 3/25/36 (d)(f)	300,000	261,180
Taberna Preferred Funding III Ltd. Series 2005-3A:
Class D, 8.0181% 2/5/36 (d)(f)	1,960,000	1,827,700
Class E, 9.8681% 2/5/36 (d)(f)	500,000	465,750
TIAA Real Estate CDO Ltd./TIAA Real Estate CDO Corp. Series 2002-1A Class IV, 6.84% 5/22/37 (d)	1,460,000	1,485,594
TOTAL ASSET-BACKED SECURITIES (Cost $48,867,034)		49,606,269
Collateralized Mortgage Obligations - 8.8%

Private Sponsor - 8.0%
Banc of America Large Loan, Inc. floater Series 2003-BBA2 Class L, 9.27% 11/15/15 (d)(f)	2,905,000	2,881,511
Countrywide Home Loans, Inc. Series 2005-R3:
Class B3, 5.5% 9/25/35 (d)(f)	663,161	439,787
Class B4, 5.5% 9/25/35 (d)(f)	564,225	172,186
Class B5, 5.5% 9/25/35 (d)(f)	911,327	45,566
Countrywide Home Loans, Inc.:
Series 2002-R1:
Class B3, 6.61% 7/25/32 (d)(f)	849,728	657,025
Class B4, 6.61% 7/25/32 (d)(f)	1,702,078	954,002
Class B5, 6.61% 7/25/32 (d)(f)	401,388	28,097
Series 2002-R2 Class 2B4, 5.7255% 7/25/33 (d)(f)	133,655	57,117
Series 2002-R3:
Class B3, 5.75% 8/25/43 (d)	778,535	591,481
Class B4, 5.75% 8/25/43 (d)	442,923	247,532
Class B5, 5.75% 8/25/43 (d)	539,996	48,600
Series 2003-40:
Class B3, 4.5% 10/25/18 (d)	210,141	186,058
Class B4, 4.5% 10/25/18 (d)	84,057	65,890
Class B5, 4.5% 10/25/18 (d)	285,832	96,043
Series 2003-50:
Class B4, 5% 11/25/18 (d)	253,671	208,551
Class B5, 5% 11/25/18 (d)	253,671	124,796
Series 2003-R1:
Class 2B4, 5.6475% 2/25/43 (d)(f)	105,032	48,107
Class 2B5, 5.6475% 2/25/43 (d)(f)	442,844	58,872
Series 2003-R2 Class B3, 5.5% 5/25/43 (d)	741,534	525,899
Series 2003-R3 Class B3, 5.5% 11/25/33 (d)	702,686	491,773
Series 2004-R1:
Class 1B3, 5.5% 11/25/34 (d)(f)	1,043,428	699,092
Class 1B4, 5.5% 11/25/34 (d)(f)	435,978	86,233
Class 1B5, 5.5% 11/25/34 (d)(f)	281,059	14,053
Collateralized Mortgage Obligations - continued
	Principal Amount (c)	Value (Note 1)
Private Sponsor - continued
Credit Suisse First Boston Mortgage Acceptance Corp. Series 2004-6 Class B4, 4.7563% 9/25/19 (d)(f)	$ 177,935	$ 154,802
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2002-26:
Class 4B3, 7% 10/25/17	305,174	309,196
Class 4B4, 7% 10/25/17 (d)	91,753	91,919
Class 4B5, 7% 10/25/17 (d)	159,821	124,736
Class 4B6, 7% 10/25/17 (d)	70,182	17,546
Series 2004-5:
Class CB5, 5.0642% 8/25/19 (d)(f)	172,443	127,103
Class CB6, 5.0642% 8/25/19 (d)(f)	114,394	36,606
Series 2005-2 Class CB4, 5.2169% 3/25/35 (d)(f)	716,139	586,344
CS First Boston Mortgage Securities Corp. Series 2005-10 Class CB5, 5.1928% 11/25/20 (d)(f)	300,530	217,082
Diversified REIT Trust:
Series 1999-1A Class H, 6.78% 3/18/11 (d)(f)	1,390,000	1,368,217
Series 2000-1A:
Class F, 6.971% 3/8/10 (d)	1,170,000	1,198,594
Class G, 6.971% 3/8/10 (d)	1,335,000	1,343,105
Class H, 6.971% 3/8/10 (d)	1,835,000	1,791,589
GMAC Mortgage Loan Trust Series 2003-J4 Class B1, 4.75% 9/25/18 (d)	252,002	221,683
Nomura Asset Acceptance Corp. Series 2001-R1A:
Class B1, 7% 2/19/30 (d)	571,651	582,530
Class B2, 7% 2/19/30 (d)	489,987	496,765
Class B4, 7% 2/19/30 (d)	49,168	2,458
Residential Finance LP/Residential Finance Development Corp. floater:
Series 2003-B Class B9, 17.27% 7/10/35 (d)(f)	1,643,235	1,750,045
Series 2005-A Class B6, 7.32% 3/10/37 (d)(f)	780,591	782,542
Residential Funding Securities Corp. Series 2002-RM1 Class BI2, 5.5% 12/25/17 (d)	168,647	146,236
Resix Finance Ltd. floater:
Series 2003-D Class B9, 16.82% 12/10/35 (d)(f)	472,835	501,206
Series 2004-A:
Class B7, 9.57% 2/10/36 (d)(f)	479,957	487,156
Class B9, 14.32% 2/10/36 (d)(f)	781,369	816,531

	Principal Amount (c)	Value (Note 1)
Series 2004-B:
Class B8, 10.07% 2/10/36 (d)(f)	$ 399,911	$ 403,910
Class B9, 13.57% 2/10/36 (d)(f)	678,695	688,875
Series 2004-C:
Class B7, 8.82% 9/10/36 (d)(f)	2,035,295	2,014,942
Class B8, 9.57% 9/10/36 (d)(f)	1,812,382	1,812,382
Class B9, 12.32% 9/10/36 (d)(f)	678,432	685,216
Series 2005-A:
Class B7, 8.32% 3/10/37 (d)(f)	1,463,608	1,448,972
Class B9, 11.07% 3/10/37 (d)(f)	1,699,736	1,682,739
Class B10, 13.82% 3/10/37 (d)(f)	487,869	492,748
Series 2005-B:
Class B7, 8.42% 6/10/37 (d)(f)	1,750,144	1,732,643
Class B8, 9.22% 6/10/37 (d)(f)	602,828	596,799
Class B9, 11.07% 6/10/37 (d)(f)	583,381	577,548
Series 2005-C:
Class B7, 8.42% 9/10/37 (d)(f)	1,810,269	1,792,166
Class B8, 9.07% 9/10/37 (d)(f)	1,045,824	1,024,907
Class B9, 11.02% 9/10/37 (d)(f)	1,711,885	1,694,766
Series 2005-D Class B7, 9.57% 12/15/37 (d)(f)	1,669,850	1,686,896
Series 2005 D Class B8, 11.07% 12/15/37 (d)(f)	1,375,171	1,402,674
Series 2006-A:
Class B7, 8.82% 3/15/38 (d)(f)	1,065,568	1,054,913
Class B8, 9.17% 3/15/38 (d)(f)	683,946	683,946
Class B9, 10.82% 3/15/38 (d)(f)	426,227	426,227
Series 2006-B Class B7, 9.17% 7/15/38 (d)(f)	1,216,292	1,216,292
Taberna Preferred Funding VI Ltd. Series 2006-6A Class F1, 9.8681% 12/5/36 (d)(f)	2,978,395	2,851,813
Wells Fargo Mortgage Backed Securities Trust Series 2003-3 Class 2B4, 5.25% 4/25/33 (d)	409,219	383,754
TOTAL PRIVATE SPONSOR		48,237,390
Collateralized Mortgage Obligations - continued
	Principal Amount (c)	Value (Note 1)
U.S. Government Agency - 0.8%
Fannie Mae REMIC Trust:
Series 2001-W3 Subordinate REMIC Pass-Through Certificates:
Class B3, 7% 9/25/41	$ 803,391	$ 652,933
Class B4, 7% 9/25/41	439,973	285,788
Class B5, 7% 9/25/41	781,274	101,566
Series 2002-W1 Subordinate REMIC Pass-Through Certificates:
Class 3B3, 5.4598% 2/25/42 (d)(f)	165,625	108,899
Class 3B5, 5.4598% 2/25/42 (d)(f)	160,026	20,522
Class B4, 6% 2/25/42 (d)	1,166,609	576,483
Class B5, 6% 2/25/42 (d)	280,972	14,049
Series 2002-W6 Subordinate REMIC Pass-Through Certificates Class 3B4, 5.5418% 1/25/42 (d)(f)	131,926	63,782
Series 2003-W1 Subordinate REMIC Pass-Through Certificates:
Class B3, 5.75% 12/25/42	2,363,572	1,725,232
Class B4, 5.75% 12/25/42	1,446,225	787,280
Class B5, 5.75% 12/25/42	1,360,076	108,806
Series 2003-W10 Subordinate REMIC Pass-Through Certificates:
Class 2B4, 5.5768% 6/25/43 (f)	382,545	154,765
Class 2B5, 5.5768% 6/25/43 (f)	395,102	52,083
TOTAL U.S. GOVERNMENT AGENCY		4,652,188
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $54,452,504)		52,889,578
Commercial Mortgage Securities - 56.0%

Artesia Mortgage CMBS, Inc. floater Series 1998-C1 Class F, 6.8367% 6/25/30 (d)(f)		4,513,000	4,660,529
Asset Securitization Corp.:
Series 1996-D2 Class B1A, 8.6254% 2/14/29 (d)(f)		1,895,000	2,077,690
Series 1997-D4:
Class B2, 7.525% 4/14/29		675,000	747,132
Class B5, 7.525% 4/14/29		4,476,925	4,450,343
Series 1997-MD7:
Class A3, 7.3069% 1/13/30 (f)		2,135,000	2,189,376
Class A4, 7.5069% 1/13/30 (f)		1,018,285	1,017,114
Banc of America Commercial Mortgage, Inc.:
Series 2003-2:
Class BWF, 7.55% 10/11/37 (d)		1,258,989	1,393,725
Class BWG, 8.155% 10/11/37 (d)		1,004,749	1,131,223
Class BWH, 9.073% 10/11/37 (d)		308,894	358,542

		Principal Amount (c)	Value (Note 1)
Class BWJ, 9.99% 10/11/37 (d)		$ 512,481	$ 614,470
Class BWK, 10.676% 10/11/37 (d)		682,526	836,995
Class BWL, 10.1596% 10/11/37 (d)		1,472,948	1,750,668
Series 2004-4:
Class K, 4.637% 7/10/42 (d)(f)		1,650,000	1,365,891
Class L, 4.637% 7/10/42 (d)(f)		1,690,000	1,212,311
Series 2005-4 Class H, 5.1543% 7/10/45 (d)(f)		525,000	503,406
Banc of America Large Loan, Inc. floater:
Series 2003-BBA2 Class K, 7.92% 11/15/15 (d)(f)		1,530,000	1,530,049
Series 2005-ESHA Class K, 7.12% 7/14/08 (d)(f)		3,950,000	3,954,823
Series 2005-MIB1 Class K, 7.32% 3/15/22 (d)(f)		2,310,000	2,294,069
Bear Stearns Commercial Mortgage Securities, Inc.:
Series 1998-C1 Class F, 6% 6/16/30 (d)		600,000	622,314
Series 1999-C1 Class H, 5.64% 2/14/31 (d)		1,475,030	1,359,771
Beckman Coulter, Inc. sequential pay Series 2000-A Class A, 7.4975% 12/15/18 (d)		4,696,000	5,105,190
Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 5.2382% 8/1/24 (d)(f)		193,493	174,144
BKB Commercial Mortgage Trust weighted average coupon Series 1997-C1 Class H, 5.7508% 10/25/22 (d)(f)		108,742	54,458
Capital Trust RE CDO Ltd. floater Series 2005-1A:
Class D, 6.82% 3/20/50 (d)(f)		750,000	750,525
Class E, 7.42% 3/20/50 (d)(f)		3,000,000	3,003,203
Chase Commercial Mortgage Securities Corp.:
floater Series 2000-FL1A Class H, 13.07% 12/12/13 (d)(f)		242,524	225,547
Series 1998-1:
Class F, 6.56% 5/18/30 (d)		2,500,000	2,638,752
Class H, 6.34% 5/18/30 (d)		2,000,000	1,881,320
Chase Manhattan Bank-First Union National Bank Commercial Mortgage Trust Series 1999-1 Class G, 6.4% 8/15/31 (d)		4,000,000	4,211,528
Commercial Mortgage Asset Trust:
Series 1999-C1 Class F, 6.25% 1/17/32 (d)		4,175,000	4,415,106
Series 1999-C2:
Class G, 6% 11/17/32		4,575,000	4,755,621
Class H, 6% 11/17/32		4,372,000	4,515,926
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value (Note 1)
Commercial Mortgage pass thru certificates:
Series 2001-J1A Class F, 6.958% 2/14/34 (d)		$ 1,480,000	$ 1,580,035
Series 2001-J2A Class F, 7.0314% 7/16/34 (d)(f)		1,520,000	1,696,869
Credit Suisse First Boston Mortgage Securities Corp.:
floater Series 1997-C2 Class H, 7.46% 1/17/35 (d)(f)		3,190,000	1,762,389
Series 1998-C1 Class F, 6% 5/17/40 (d)		12,000,000	12,236,172
Series 1998-C2:
Class F, 6.75% 11/11/30 (d)		4,000,000	4,340,887
Class G, 6.75% 11/11/30 (d)		1,065,000	1,140,881
Series 2001-CK6 Class NW, 6.08% 8/15/36 (h)		2,011,892	1,134,560
Series 2002-CKP1 Class KZ, 6.294% 12/15/35 (d)(f)		6,026,000	5,906,655
Series 2003-C3 Class J, 4.231% 5/15/38 (d)		2,400,000	2,211,727
Series 2004-CBN1 Class A, 10.633% 8/15/08 (d)		2,150,746	2,109,738
Series 2004-FL1A Class G, 8.3129% 5/15/14 (d)(f)		1,739,397	1,739,809
Series 2004-TF2A Class AX, 0.9991% 11/15/19 (d)(f)(g)		10,989,401	37,782
Credit Suisse/Morgan Stanley Commercial Mortgage Trust Series 2006-HC1A Class K, 6.797% 5/15/23 (d)(f)		2,824,000	2,824,000
Crest Ltd. Series 2001-1A Class C, 9% 2/25/34 (d)		2,615,000	2,741,043
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class F, 7.5% 6/15/31		3,600,000	3,999,795
DLJ Commercial Mortgage Corp.:
Series 1998-CF2 Class B3, 6.04% 11/12/31 (d)		5,785,000	5,920,233
Series 1998-CG1 Class B4, 7.1674% 6/10/31 (d)(f)		3,690,000	4,022,393
DLJ Mortgage Acceptance Corp. Series 1996-CF1 Class B4, 8.3504% 3/13/28 (f)		2,105,000	2,271,763
First Chicago/Lennar Trust I weighted average coupon Series 1997-CHL1 Class E, 7.6262% 4/29/39 (d)(f)		5,004,817	5,086,145
First Union National Bank Commercial Mortgage Trust sequential pay Series 1999-C4 Class G, 6.5% 12/15/31 (d)		3,700,000	3,842,666
GE Commercial Mortgage Corp. Series 2005-C3 Class J, 5.1138% 7/10/45 (d)(f)		2,277,000	2,129,974

		Principal Amount (c)	Value (Note 1)
Global Signal Trust II Series 2004-2A:
Class D, 5.093% 12/15/14 (d)		$ 5,000,000	$ 4,933,050
Class F, 6.376% 12/15/14 (d)		2,220,000	2,199,279
Global Signal Trust III Series 2006-1 Class F, 7.036% 2/15/36 (d)		1,476,000	1,500,467
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C2:
Class E, 7.624% 4/15/29 (f)		1,745,000	1,846,156
Class F, 6.75% 4/15/29 (f)		7,131,000	7,619,028
Class H, 6.662% 4/15/29 (f)		6,995,714	2,098,714
Series 1999-C1 Class F, 6.02% 5/15/33 (d)		7,100,000	7,294,593
Series 2003-J10 Class B2, 6.75% 4/15/29 (f)		4,000,000	4,130,000
Greenwich Capital Commercial Funding Corp.:
Series 2003-C2 Class J, 5.234% 11/5/13 (d)(f)		3,210,000	3,176,323
Series 2005-GG3:
Class J, 4.685% 8/10/42 (d)(f)		900,000	780,929
Class K, 4.685% 8/10/42 (d)(f)		1,700,000	1,406,750
GS Mortgage Securities Corp. II:
Series 1997-GL Class H, 7.8432% 7/13/30 (d)(f)		3,736,000	4,252,630
Series 2004-GG2:
Class J, 5.067% 8/1/38 (d)(f)		420,000	381,465
Class K, 5.067% 8/1/38 (d)(f)		720,000	634,176
Series 2006-RR2:
Class M, 5.689% 6/1/46 (d)(f)		727,000	592,040
Class N, 5.689% 6/1/46 (d)(f)		160,000	118,947
Guggenheim Structure Real Estate Funding Ltd. floater Series 2006-3 Class E, 6.97% 9/25/46 (d)(f)		1,580,000	1,580,000
J.P. Morgan Commercial Mortgage Finance Corp.:
Series 1997-C5 Class F, 7.5605% 9/15/29		5,000,000	5,534,233
Series 1999-C7:
Class G, 6% 10/15/35 (d)		13,273,000	13,368,229
Class H, 6% 10/15/35 (d)		1,991,000	1,908,772
Class NR, 6% 10/15/35 (d)		6,250,000	3,437,500
Series 1999-C8:
Class G, 6% 7/15/31 (d)		1,075,000	1,069,625
Class H, 6% 7/15/31 (d)		2,045,000	1,925,183
Series 2000-C9 Class G, 6.25% 10/15/32 (d)		1,880,000	1,922,117
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2001-A:
Class G, 6% 10/15/32 (d)(f)		2,003,000	1,992,985
Class NR, 6% 10/15/32 (d)(f)		2,060,795	1,277,693
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value (Note 1)
JPMorgan Chase Commercial Mortgage Securities Corp.: - continued
Class X, 1.6993% 10/15/32 (d)(f)(g)		$ 26,209,943	$ 626,156
Series 2003-CB7 Class L, 5.173% 1/12/38 (d)(f)		4,096,000	3,470,080
Series 2005-PRKS Class A, 9.75% 1/15/15 (d)(f)		2,290,000	2,319,999
LB Commercial Conduit Mortgage Trust Series 1998-C1 Class K, 6.3% 2/18/30 (d)		2,483,000	670,410
LB Multi-family Mortgage Trust Series 1991-4 Class A1, 7.375% 4/25/21 (d)(f)		458,959	413,063
LB-UBS Commercial Mortgage Trust:
Series 2001-C7:
Class M, 5.868% 11/15/33		4,957,000	4,671,973
Class P, 5.868% 11/15/33		1,320,000	1,064,129
Series 2002-C1 Class K, 6.428% 3/15/34 (d)		3,751,000	3,921,488
Series 2002-C2 Class M, 5.683% 7/15/35 (d)		950,000	942,504
Mach One Trust LLC Series 2004-1A:
Class L, 5.45% 5/28/40 (d)(f)		1,393,000	1,043,095
Class M, 5.45% 5/28/40 (d)(f)		1,533,000	967,492
Merrill Lynch Financial Asset, Inc.:
sequential pay Series 2002-CAN8 Class A1, 4.83% 11/12/34	CAD	79,749	70,060
Series 2005-CA16:
Class F, 4.384% 7/12/15	CAD	551,000	426,339
Class G, 4.384% 7/12/15	CAD	275,000	205,626
Class H, 4.384% 7/12/15	CAD	184,000	120,669
Class J, 4.384% 7/12/15	CAD	275,000	166,143
Class K, 4.384% 7/12/15	CAD	275,000	155,758
Class L, 4.384% 7/12/15	CAD	184,000	97,796
Class M, 4.384% 7/12/15	CAD	772,000	268,975
Series 2005-CA17:
Class E, 4.9733% 11/12/37 (f)	CAD	474,000	395,829
Class F, 4.525% 11/12/37 (f)	CAD	812,000	615,858
Class G, 4.525% 11/12/37 (f)	CAD	846,000	623,216
Class H, 4.525% 11/12/37 (f)	CAD	235,000	154,906
Class J, 4.525% 11/12/37 (f)	CAD	248,000	147,787
Class K, 4.525% 11/12/37 (f)	CAD	261,000	142,267
Class L, 4.525% 11/12/37 (f)	CAD	248,000	126,072
Class M, 4.525% 11/12/37 (f)	CAD	2,057,000	683,080
Merrill Lynch Mortgage Investors, Inc.:
Series 1997-C2 Class F, 6.25% 12/10/29 (f)		2,350,000	2,367,014
Series 1999-C1 Class G, 6.71% 11/15/31 (d)		2,604,000	2,250,012

		Principal Amount (c)	Value (Note 1)
Merrill Lynch Mortgage Trust:
Series 2002-MW1:
Class H, 5.695% 7/12/34 (d)		$ 1,975,000	$ 1,945,498
Class J, 5.695% 7/12/34 (d)		700,000	684,319
Series 2004-KEY2 Class J, 5.091% 8/12/39 (d)(f)		1,869,000	1,793,043
Series 2006-KEY2 Class L, 5.091% 8/12/39 (d)		1,370,000	1,248,643
Mezz Capital Commercial Mortgage Trust:
Series 2004-C1:
Class F, 9.422% 10/15/13 (d)		645,000	689,849
Class G, 12.349% 10/15/13 (d)		465,000	494,172
Class X, 7.846% 1/15/18 (f)(g)		992,946	345,204
Series 2004-C2:
Class D, 7.347% 10/15/40 (d)		1,074,000	1,057,200
Class E, 8.309% 10/15/40 (d)		441,000	434,010
Class F, 10.223% 10/15/40 (d)		772,000	769,321
Class G, 12.933% 10/15/40 (d)		497,000	485,002
Series 2005-C3:
Class D, 7.7% 5/20/44 (d)		1,039,000	1,027,846
Class E, 8.757% 5/20/44 (d)		738,000	734,113
Class F, 10.813% 5/20/44 (d)		479,000	479,829
Class G, 10% 5/20/44 (d)		673,000	561,061
Morgan Stanley Capital I, Inc.:
Series 1997-HF1 Class G, 6.86% 7/15/29 (d)		2,010,000	2,010,687
Series 1997-RR Class G1, 7.5924% 4/30/39 (d)(f)		4,856,244	704,155
Series 1998-CF1 Class F, 7.35% 7/15/32 (d)		2,020,000	2,019,602
Series 1998-HF2:
Class F, 6.01% 11/15/30 (d)		5,935,000	6,016,769
Class G, 6.01% 11/15/30 (d)		8,985,745	9,214,364
Series 1999-CAM1:
Class M, 6.54% 3/15/32 (d)		2,106,170	1,263,702
Class N, 6.54% 3/15/32 (d)		1,196,930	191,509
Morgan Stanley Dean Witter Capital I Trust Series 2000-LIFE Class H, 6.5% 11/15/36 (d)		773,000	783,629
Mortgage Capital Funding, Inc. Series 1997-MC2 Class F, 7.214% 11/20/27 (d)		9,381,364	9,424,251
NationsLink Funding Corp.:
Series 1998-2:
Class F, 7.105% 8/20/30 (d)		6,500,000	6,838,631
Class G, 5% 8/20/30 (d)		1,315,000	1,245,408
Series 1999-1 Class H, 6% 1/20/31 (d)		1,340,000	1,322,295
Nomura Asset Securities Corp. Series 1998-D6 Class B1, 6% 3/15/30 (d)		7,453,000	7,798,535
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value (Note 1)
Penn Mutual Life Insurance Co./Penn Insurance & Annuity Co. floater Series 1996-PML Class M, 7.9% 11/15/26 (d)		$ 5,862,000	$ 6,158,732
Prudential Securities Secured Financing Corp.:
Series 1998-C1 Class F, 6.9813% 2/15/13 (d)(f)		3,765,000	4,099,946
Series 1999-NRF1 Class F, 6.074% 11/1/31 (d)		4,130,000	4,131,254
Real Estate Asset Liquidity Trust Series 2006-2:
Class F, 4.456% 4/12/17 (h)	CAD	1,170,000	869,799
Class G, 4.456% 4/12/17 (h)	CAD	585,000	422,160
Class H, 4.456% 4/12/17 (h)	CAD	390,000	245,894
Class J, 4.456% 4/12/17 (h)	CAD	390,000	227,945
Class K, 4.456% 4/12/18 (h)	CAD	195,000	100,836
Class L, 4.456% 4/12/18 (h)	CAD	281,000	139,955
Class M, 4.456% 4/12/18 (h)	CAD	1,413,000	457,448
RMF Commercial Mortgage, Inc. Series 1997-1 Class G, 8.7672% 1/15/19 (b)(d)(f)		460,203	0
Salomon Brothers Mortgage Securities VII, Inc. floater:
Series 1999-C1 Class H, 7% 5/18/32 (d)(f)		2,500,000	2,733,481
Series 2000-NL1 Class H, 6.9056% 10/15/30 (d)(f)		2,900,000	2,902,379
SBA CMBS Trust Series 2006-1A Class J, 7.825% 11/15/36 (d)		1,105,000	1,117,442
TERRA LNR I Series 2006-G, 7.29% 6/15/17 (d)(f)		475,743	457,032
Wachovia Bank Commercial Mortgage Trust Series 2004-C15 Class 175C, 5.8479% 10/15/41 (d)(f)		1,250,000	1,119,191
Wachovia Ltd./Wachovia LLC Series 2006-1 Class 1Ml, 10.8888% 9/25/26 (d)(f)		2,745,000	2,751,588
Washington Mutual Multi-family Mortgage LLC Series 2001-1 Class B4, 7.1999% 10/18/31 (d)(f)		5,163,000	5,517,130
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $296,198,179)			335,680,816
Common Stocks - 0.1%
	Shares
Homebuilding/Real Estate - 0.1%
New Century Financial Corp. (Cost $945,400)	16,300	587,778
Preferred Stocks - 6.9%
	Shares	Value (Note 1)
Convertible Preferred Stocks - 0.7%
Homebuilding/Real Estate - 0.7%
Equity Office Properties Trust Series B, 5.25%	44,300	$ 2,996,895
Windrose Medical Properties Trust 7.50%	40,000	1,200,000
		4,196,895
Nonconvertible Preferred Stocks - 6.2%
Banks and Thrifts - 0.3%
MFH Financial Trust I 9.50% (d)	16,845	1,739,246
Homebuilding/Real Estate - 5.5%
Accredited Mortgage Loan Trust Series A, 9.75%	17,600	448,624
American Home Mortgage Investment Corp.:
Series A, 9.375%	65,000	1,735,500
Series B, 9.25%	25,000	648,500
Annaly Capital Management, Inc. Series A, 7.875%	86,100	2,169,720
Anthracite Capital, Inc. Series C, 9.375%	300	7,929
Anworth Mortgage Asset Corp. Series A, 8.625%	49,000	1,237,250
Apartment Investment & Management Co.:
Series G, 9.375%	16,500	444,345
Series T, 8.00%	103,000	2,659,460
Series U, 7.75%	16,000	410,560
CBL & Associates Properties, Inc. Series B, 8.75%	5,500	285,010
Cedar Shopping Centers, Inc. 8.875%	46,400	1,221,712
CenterPoint Properties Trust Series D, 5.377%	2,775	2,220,000
Hersha Hospitality Trust Series A, 8.00%	38,676	1,006,736
HomeBanc Mortgage Corp., Georgia Series A, 10.00%	66,000	1,643,400
Impac Mortgage Holdings, Inc. Series C, 9.125%	50,000	1,197,500
iStar Financial, Inc. Series I, 7.50%	30,000	768,000
Mid-America Apartment Communities, Inc. Series H, 8.30%	103,000	2,703,750
New Plan Excel Realty Trust (depositary shares) Series D, 7.80%	15,800	809,750
PS Business Parks, Inc.:
(depositary shares) Series F, 8.75%	42,200	1,080,320
(depositary shares) Series L, 7.60%	44,000	1,141,800
RAIT Investment Trust:
Series A, 7.75%	39,200	987,840
Series B, 8.375%	41,005	1,082,532
Realty Income Corp. 6.75% (e)	50,000	1,250,000
Strategic Hotel & Resorts, Inc.:
8.25%	88,000	2,288,000
Series C, 8.25%	22,820	593,320
Taubman Centers, Inc. Series G, 8.00%	40,000	1,065,200
Preferred Stocks - continued
	Shares	Value (Note 1)
Nonconvertible Preferred Stocks - continued
Homebuilding/Real Estate - continued
The Mills Corp.:
Series B, 9.00%	100	$ 2,287
Series C, 9.00%	25,580	585,782
Series E, 8.75%	59,450	1,360,811
		33,055,638
Hotels - 0.4%
FelCor Lodging Trust, Inc. (depositary shares) Series C, 8.00%	40,000	980,000
Innkeepers USA Trust Series C, 8.00%	35,000	903,000
Red Lion Hotels Capital Trust 9.50%	29,250	784,193
		2,667,193
TOTAL NONCONVERTIBLE PREFERRED STOCKS		37,462,077
TOTAL PREFERRED STOCKS (Cost $39,768,282)		41,658,972
Floating Rate Loans - 2.2%
	Principal Amount (c)
Diversified Financial Services - 0.0%
Newkirk Master LP Tranche B, term loan 7.07% 8/11/08 (f)	$ 58,368	58,295
Homebuilding/Real Estate - 1.6%
Capital Automotive (REIT) Tranche B, term loan 7.07% 12/16/10 (f)	2,930,263	2,937,589
General Growth Properties, Inc. Tranche A1, term loan 6.57% 2/24/10 (f)	2,000,000	1,987,500
Landsource Communication Development LLC Tranche B, term loan 7.875% 3/31/10 (f)	1,656,000	1,631,160
Lion Gables Realty LP term loan 7.07% 3/31/07 (f)	21,921	21,921
MDS Realty Holdings LLC:
Tranche M1, term loan 7.57% 1/8/08 (f)	1,383,326	1,383,326
Tranche M3, term loan 8.82% 1/8/08 (f)	1,509,083	1,509,083
		9,470,579
Super Retail - 0.6%
The Pep Boys - Manny, Moe & Jack term loan 8.12% 10/27/13 (f)	60,000	60,450
Toys 'R' US, Inc. term loan 8.32% 12/9/08 (f)	3,500,000	3,504,375
		3,564,825
TOTAL FLOATING RATE LOANS (Cost $13,103,825)		13,093,699
Preferred Securities - 2.3%
	Principal Amount (c)	Value (Note 1)
Diversified Financial Services - 1.1%
Cairn High Grade ABS CDO II Ltd. Series 2006-2A Class SUB, 1/13/47 (d)	$ 1,100,000	$ 1,006,500
Harp High Grade CDO I Ltd. Series 2006-1, 7/8/46 (d)	2,140,000	2,075,800
Ipswich Street CDO Series 2006-1, 6/27/46 (d)	2,515,000	2,439,550
Kent Funding III Ltd. 11/5/47 (d)	1,100,000	998,250
		6,520,100
Homebuilding/Real Estate - 1.2%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (d)	3,000,000	3,179,100
Crest Dartmouth Street 2003 1 Ltd. Series 2003-1A Class PS, 6/28/38 (d)	2,730,000	3,173,625
Crest G-Star Ltd. Series 2001-2A Class PS, 2/25/32 (d)	1,100,000	1,034,517
		7,387,242
TOTAL PREFERRED SECURITIES (Cost $13,496,979)		13,907,342
Cash Equivalents - 8.5%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 5.3%, dated 11/30/06 due 12/1/06 (Collateralized by U.S. Treasury Obligations) # (Cost $50,943,000)	$ 50,950,503	50,943,000
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $560,817,179)		602,400,292
NET OTHER ASSETS - (0.4)%		(2,632,228)
NET ASSETS - 100%	$ 599,768,064
Currency Abbreviation
CAD	-	Canadian dollar
Legend
(a) Partial interest payment received on the last payment date.
(b) Non-income producing - Issuer is in default.
(c) Principal amount is stated in United States dollars unless otherwise noted.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $394,178,271 or 65.7% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,591,097 or 0.8% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-CK6 Class NW, 6.08% 8/15/36	7/1/02	$ 1,048,063
Real Estate Asset Liquidity Trust Series 2006-2:
Class F, 4.456% 4/12/17	10/2/06	$ 883,265
Class G, 4.456% 4/12/17	10/2/06	$ 427,898
Class H, 4.456% 4/12/17	10/2/06	$ 249,138
Class J, 4.456% 4/12/17	10/2/06	$ 230,795
Class K, 4.456% 4/12/18	10/2/06	$ 102,017
Class L, 4.456% 4/12/18	10/2/06	$ 141,337
Class M, 4.456% 4/12/18	10/2/06	$ 467,738
Wrightwood Capital LLC 9% 6/1/14	1/1/05	$ 1,000,000
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$50,943,000 due 12/01/06 at 5.30%
Credit Suisse Securities (USA) LLC	$ 1,986,734
Merrill Lynch Government Securities, Inc.	34,295,131
Merrill Lynch, Pierce, Fenner & Smith, Inc.	6,087,352
Mizuho Securities USA, Inc.	8,573,783
$ 50,943,000

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2006

Assets
Investment in securities, at value (including repurchase agreements of $50,943,000) - See accompanying schedule: Unaffiliated issuers (cost $560,817,179)		$ 602,400,292
Cash		1,365,133
Receivable for investments sold		57,983
Receivable for fund shares sold		10,573
Dividends receivable		125,308
Interest receivable		3,088,384
Other receivables		32,600
Total assets		607,080,273

Liabilities
Payable for investments purchased Regular delivery	$ 3,028,295
Delayed delivery	3,450,000
Distributions payable	330,856
Accrued management fee	355,683
Other affiliated payables	30,000
Other payables and accrued expenses	117,375
Total liabilities		7,312,209

Net Assets		$ 599,768,064
Net Assets consist of:
Paid in capital		$ 539,530,041
Undistributed net investment income		11,615,358
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		7,041,789
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		41,580,876
Net Assets, for 52,731,739 shares outstanding		$ 599,768,064
Net Asset Value, offering price and redemption price per share ($599,768,064 ÷ 52,731,739 shares)		$ 11.37

Statement of Operations

	Year ended November 30, 2006

Investment Income
Dividends		$ 4,220,311
Interest (including $69,224 from affiliated interfund lending)		48,362,099
Total income		52,582,410

Expenses
Management fee	$ 4,018,408
Transfer agent fees	84,078
Accounting fees and expenses	253,986
Custodian fees and expenses	23,221
Independent trustees' compensation	2,106
Registration fees	80
Audit	186,404
Legal	4,776
Interest	2,757
Miscellaneous	4,904
Total expenses before reductions	4,580,720
Expense reductions	(25,081)	4,555,639
Net investment income		48,026,771
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,581,099
Foreign currency transactions	21,290
Total net realized gain (loss)		4,602,389
Change in net unrealized appreciation (depreciation) on: Investment securities	(190,295)
Assets and liabilities in foreign currencies	2,714
Total change in net unrealized appreciation (depreciation)		(187,581)
Net gain (loss)		4,414,808
Net increase (decrease) in net assets resulting from operations		$ 52,441,579

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended November 30, 2006	Year ended November 30, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 48,026,771	$ 33,265,371
Net realized gain (loss)	4,602,389	3,746,115
Change in net unrealized appreciation (depreciation)	(187,581)	4,139,406
Net increase (decrease) in net assets resulting from operations	52,441,579	41,150,892
Distributions to shareholders from net investment income	(46,014,040)	(35,149,838)
Distributions to shareholders from net realized gain	(5,493,149)	(6,534,775)
Total distributions	(51,507,189)	(41,684,613)
Share transactions Proceeds from sales of shares	131,523,262	90,074,644
Reinvestment of distributions	44,676,310	36,186,031
Cost of shares redeemed	(100,823,389)	(8,237,713)
Net increase (decrease) in net assets resulting from share transactions	75,376,183	118,022,962
Total increase (decrease) in net assets	76,310,573	117,489,241

Net Assets
Beginning of period	523,457,491	405,968,250
End of period (including undistributed net investment income of $11,615,358 and undistributed net investment income of $8,500,713, respectively)	$ 599,768,064	$ 523,457,491
Other Information Shares
Sold	11,771,428	8,036,973
Issued in reinvestment of distributions	4,002,884	3,220,115
Redeemed	(9,082,665)	(737,782)
Net increase (decrease)	6,691,647	10,519,306

Financial Highlights

Years ended November 30,	2006	2005	2004	2003 D	2002 D
Selected Per-Share Data
Net asset value, beginning of period	$ 11.37	$ 11.43	$ 10.96	$ 10.47	$ 10.05
Income from Investment Operations
Net investment income B	.958	.787	.947	.885	.937
Net realized and unrealized gain (loss)	.090	.186	.881	.503	.409
Total from investment operations	1.048	.973	1.828	1.388	1.346
Distributions from net investment income	(.928)	(.853)	(.848)	(.828)	(.926)
Distributions from net realized gain	(.120)	(.180)	(.510)	(.070)	-
Total distributions	(1.048)	(1.033)	(1.358)	(.898)	(.926)
Net asset value, end of period	$ 11.37	$ 11.37	$ 11.43	$ 10.96	$ 10.47
Total Return A	9.80%	9.00%	18.26%	13.81%	14.05%
Ratios to Average Net Assets C
Expenses before reductions	.82%	.82%	.82%	.83%	.84%
Expenses net of fee waivers, if any	.82%	.82%	.82%	.83%	.84%
Expenses net of all reductions	.82%	.82%	.81%	.81%	.83%
Net investment income	8.61%	7.01%	8.75%	8.25%	9.17%
Supplemental Data
Net assets, end of period (000 omitted)	$ 599,768	$ 523,457	$ 405,968	$ 308,416	$ 402,365
Portfolio turnover rate	22%	18%	27%	27%	32%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D As the result of a correction made in the calculation of accretion of discount for certain securities, an accounting policy first adopted in the year ended November 30, 2002, amounts previously reported for that year have been reclassified. This correction had no material effect on the results of operations for the year ended November 30, 2003. The impact for 2002 is a decrease in net investment income per share of $.055 and a corresponding increase in net realized and unrealized gain. The ratio of net investment income to average net assets decreased from previously reported 9.70% to 9.17%. The reclassification had no impact on total net assets or total return of the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended November 30, 2006

1. Significant Accounting Policies.

Fidelity Real Estate High Income Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series IV (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Dealers who make markets in below investment grade securities, which may include asset backed securities, collateralized mortgage obligations and commercial mortgage backed securities, also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The Fund follows the provisions of Emerging Issues Task Force Issue No. 99-20 (EITF 99-20), "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets" for certain lower credit quality securitized assets that have contractual cash flows (for example, asset backed securities, collateralized mortgage obligations and commercial mortgage-backed securities). Under EITF 99-20, if there is a change in the estimated cash flows for any of these securities, based on an evaluation of current information, then the estimated yield is adjusted on a prospective basis over the remaining life of the security. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount and losses deferred due to excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 57,996,942
Unrealized depreciation	(6,454,455)
Net unrealized appreciation (depreciation)	51,542,487
Undistributed ordinary income	7,237,144
Undistributed long-term capital gain	1,458,505

Cost for federal income tax purposes	$ 550,857,805

The tax character of distributions paid was as follows:

	November 30, 2006	November 30, 2005
Ordinary Income	$ 48,760,615	$ 35,149,838
Long-term Capital Gains	2,746,574	6,534,775
Total	$ 51,507,189	$ 41,684,613

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Annual Report

2. Operating Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $142,544,576 and $115,421,778, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and a group fee rate that averaged ..12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .72% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .02% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $89 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 18,433,000	5.39%	$ 2,757
Lender	$ 14,919,294	4.91%

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $1,241 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $611 for the period. In addition, through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and transfer agent expenses by $16,001 and $8,469, respectively.

Annual Report

Notes to Financial Statements - continued

7. Credit Risk.

The Fund invests a significant portion of its assets in below investment grade securities with contractual cash flows, such as asset backed securities, collateralized mortgage obligations and commercial mortgaged backed securities. As these securities have a higher degree of sensitivity to changes in economic conditions, including real estate values, the risk of default is higher, and the liquidity and/or value of such securities may be adversely affected.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, four otherwise unaffiliated shareholders were the owners of record of 50% of the total outstanding shares of the Fund.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. In addition, subsequent to period end, FMR has reimbursed related legal expenses. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series IV and the Shareholders of Fidelity Real Estate High Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Real Estate High Income Fund (a fund of Fidelity Advisor Series IV) at November 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Real Estate High Income Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

January 18, 2007

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 348 funds advised by FMR or an affiliate. Mr. McCoy oversees 350 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (76)

Year of Election or Appointment: 1983

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR Corp.; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).

Robert L. Reynolds (54)

Year of Election or Appointment: 2003

Mr. Reynolds is President and a Director of FMR (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and FMR Co., Inc. (2005-present). Mr. Reynolds also serves as Vice Chairman (2006-present), a Director (2003-present), and Chief Operating Officer of FMR Corp. and a Director of Strategic Advisers, Inc. (2005-present). He also serves on the Board at Fidelity Investments Canada, Ltd.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (58)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (64)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (70)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (66)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (60)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (62)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

William O. McCoy (73)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Duke Realty Corporation (real estate). He is also a partner of Franklin Street Partners (private investment management firm). In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves as Chairman of the Board of Directors of the University of North Carolina Health Care System. He also served as Vice President of Finance for the University of North Carolina (16-school system).

Cornelia M. Small (62)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (67)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), and Metalmark Capital (private equity investment firm, 2005-present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (67)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (62)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Advisor Series IV. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Dwight D. Churchill (52)

Year of Election or Appointment: 2005

Vice President of Real Estate High Income. Mr. Churchill also serves as Vice President of certain Equity Funds (2005-present). Mr. Churchill is Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present). Previously, Mr. Churchill served as Senior Vice President of Fidelity Investments Money Management, Inc. (2005-2006), Head of Fidelity's Fixed-Income Division (2000-2005), Vice President of Fidelity's Money Market Funds (2000-2005), Vice President of Fidelity's Bond Funds, and Senior Vice President of FMR.

David Bagnani (43)

Year of Election or Appointment: 2006

Vice President of Real Estate High Income. Prior to assuming his current responsibilities, Mr. Bagnani worked as a research analyst and portfolio manager. Mr. Bagnani also serves as Vice President of FMR and FMR Co., Inc. (2004).

Stephen B. Rosen (42)

Year of Election or Appointment: 2000

Vice President of Real Estate High Income. Prior to assuming his current responsibilities, Mr. Rosen worked as a research analyst and manager. Mr. Rosen also serves as Vice President of FMR and FMR Co., Inc. (2004).

Eric D. Roiter (58)

Year of Election or Appointment: 1998

Secretary of Real Estate High Income. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Stuart Fross (47)

Year of Election or Appointment: 2003

Assistant Secretary of Real Estate High Income. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003-present), Vice President and Secretary of FDC (2005-present), and is an employee of FMR.

R. Stephen Ganis (40)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of Real Estate High Income. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR Corp. (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (58)

Year of Election or Appointment: 2006

Chief Financial Officer of Real Estate High Income. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005- present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (59)

Year of Election or Appointment: 2004

Chief Compliance Officer of Real Estate High Income. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (45)

Year of Election or Appointment: 2005

Deputy Treasurer of Real Estate High Income. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kimberley H. Monasterio (42)

Year of Election or Appointment: 2007

President and Treasurer of Real Estate High Income. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Kenneth B. Robins (37)

Year of Election or Appointment: 2005

Deputy Treasurer of Real Estate High Income. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (39)

Year of Election or Appointment: 2005

Assistant Treasurer of Real Estate High Income. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

John H. Costello (60)
Year of Election or Appointment: 1995 Assistant Treasurer of Real Estate High Income. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Peter L. Lydecker (52)
Year of Election or Appointment: 2004 Assistant Treasurer of Real Estate High Income. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Mark Osterheld (51)
Year of Election or Appointment: 2002 Assistant Treasurer of Real Estate High Income. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Gary W. Ryan (48)

Year of Election or Appointment: 2005

Assistant Treasurer of Real Estate High Income. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

Salvatore Schiavone (41)

Year of Election or Appointment: 2005

Assistant Treasurer of Real Estate High Income. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003-2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996-2003).

Annual Report

Distributions

The Board of Trustees of Fidelity Real Estate High Income Fund voted to pay on December 18, 2006, to shareholders of record at the opening of business on December 15, 2006, a distribution of $.02 per share derived from capital gains realized from sales of portfolio securities. The Fund also voted to pay on January 8, 2007, to shareholders of record at the opening of business on January 5, 2007, a distribution of $.01 per share derived from capital gains realized from sales of portfolio securities.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended November 30, 2006, $3,080,681 or, if subsequently determined to be different, the net capital gain of such year.

The fund will notify shareholders in January 2007 of amounts for use in preparing 2006 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on November 15, 2006. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees. A
	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	528,401,621.79	99.512
Withheld	2,591,086.78	00.488
TOTAL	530,992,708.57	100.000
Albert R. Gamper, Jr.
Affirmative	528,454,648.93	99.522
Withheld	2,538,059.64	00.478
TOTAL	530,992,708.57	100.000
Robert M. Gates
Affirmative	528,364,694.47	99.505
Withheld	2,628,014.10	00.495
TOTAL	530,992,708.57	100.000
George H. Heilmeier
Affirmative	528,324,780.29	99.498
Withheld	2,667,928.28	00.502
TOTAL	530,992,708.57	100.000
Edward C. Johnson 3d
Affirmative	528,146,463.55	99.464
Withheld	2,846,245.02	00.536
TOTAL	530,992,708.57	100.000
Stephen P. Jonas
Affirmative	502,196,059.10	94.577
Withheld	28,796,649.47	5.423
TOTAL	530,992,708.57	100.000
James H. KeyesB
Affirmative	528,403,580.98	99.512
Withheld	2,589,127.59	00.488
TOTAL	530,992,708.57	100.000
Marie L. Knowles
Affirmative	528,266,144.70	99.487
Withheld	2,726,563.87	00.513
TOTAL	530,992,708.57	100.000
Ned C. Lautenbach
Affirmative	528,252,479.11	99.484
Withheld	2,740,229.46	00.516
TOTAL	530,992,708.57	100.000
William O. McCoy
Affirmative	502,108,909.35	94.560
Withheld	28,883,799.22	5.440
TOTAL	530,992,708.57	100.000
Robert L. Reynolds
Affirmative	502,094,335.20	94.558
Withheld	28,898,373.37	5.442
TOTAL	530,992,708.57	100.000
	# of Votes	% of Votes
Cornelia M. Small
Affirmative	528,468,027.80	99.525
Withheld	2,524,680.77	00.475
TOTAL	530,992,708.57	100.000
William S. Stavropoulos
Affirmative	502,223,965.70	94.582
Withheld	28,768,742.87	5.418
TOTAL	530,992,708.57	100.000
Kenneth L. Wolfe
Affirmative	528,440,841.23	94.519
Withheld	2,551,867.34	00.481
TOTAL	530,992,708.57	100.000
A Denotes trust-wide proposal and voting results. B Effective on or about January 1, 2007.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Real Estate High Income Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2006 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the management fee and total expenses of the fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered that Fidelity voluntarily pays for market data out of its own resources.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. The Board noted that, since the last Advisory Contract renewals in June 2005, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) voluntarily entering into contractual arrangements with certain brokers pursuant to which Fidelity pays for research products and services separately out of its own resources, rather than bundling with fund commissions; (iii) launching the Fidelity Advantage Class of its five Spartan stock index funds and three Spartan bond index funds, which is a lower-fee class available to shareholders with higher account balances; (iv) contractually agreeing to impose expense limitations on Fidelity U.S. Bond Index Fund and reducing the fund's initial investment minimum; and (v) offering shareholders of each of the Fidelity Institutional Money Market Funds the privilege of exchanging shares of the fund for shares of other Fidelity funds.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2005, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the fund.

Fidelity Real Estate High Income Fund

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of the fund was in the first quartile for the one- and five-year periods and the second quartile for the three-year period. The Board noted that FMR does not consider that Lipper peer group to be a meaningful comparison for the fund, however, because the peer group comprises funds with widely varied investment objectives. The Board also stated that the relative investment performance of the fund compared favorably to its benchmark for all the periods shown.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 68% means that 32% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Annual Report

Fidelity Real Estate High Income Fund

The Board noted that the fund's management fee ranked above the median of its Total Mapped Group and above the median of its ASPG for 2005. The Board considered that the fund is a unique investment product for large institutional clients that (unlike typical high income funds) focuses on real estate-related securities and, as such, competitive rankings are less meaningful. FMR is not aware of any other mutual funds with equivalent investment objectives, nor does Lipper have an investment objective category that matches the fund's investment policies. Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expenses ranked equal to its competitive median for 2005.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower fee rates as total fund assets under FMR's management increase, and for higher fee rates as total fund assets under FMR's management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information on several topics, including (i) Fidelity's fund profitability methodology and profitability trends within certain funds; (ii) funds and accounts managed by Fidelity other than the Fidelity funds, including fee arrangements; (iii) the total expenses of certain funds and classes relative to competitors; (iv) fund performance trends; and (v) Fidelity's fee structures.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management & Research (Far East) Inc.)

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York
New York, NY

REHI-UANN-0107
1.786712.103

Item 2. Code of Ethics

As of the end of the period, November 30, 2006, Fidelity Advisor Series IV (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees.

For the fiscal years ended November 30, 2006 and November 30, 2005, the aggregate Audit Fees billed by PricewaterhouseCoopers LLP (PwC) for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for the Fidelity Institutional Short-Intermediate Government Fund and Fidelity Real Estate High Income Fund (the funds) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2006A	2005A
Fidelity Institutional Short-Intermediate Government Fund	$44,000	$44,000
Fidelity Real Estate High Income Fund	$186,000	$162,000
All funds in the Fidelity Group of Funds audited by PwC	$13,500,000	$12,100,000
A	Aggregate amounts may reflect rounding.

(b) Audit-Related Fees.

In each of the fiscal years ended November 30, 2006 and November 30, 2005 the aggregate Audit-Related Fees billed by PwC for services rendered for assurance and related services to each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2006A	2005A
Fidelity Institutional Short-Intermediate Government Fund	$0	$0
Fidelity Real Estate High Income Fund	$0	$0
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended November 30, 2006 and November 30, 2005, the aggregate Audit-Related Fees that were billed by PwC that were required to be approved by the Audit Committee for services rendered on behalf of Fidelity Management & Research Company (FMR) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the funds ("Fund Service Providers") for assurance and related services that relate directly to the operations and financial reporting of each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Billed By	2006A	2005A
PwC	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the audit-related category comprise assurance and related services (e.g., due diligence services) that are traditionally performed by the independent registered public accounting firm. These audit-related services include due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation and consultation concerning financial accounting and reporting standards.

(c) Tax Fees.

In each of the fiscal years ended November 30, 2006 and November 30, 2005, the aggregate Tax Fees billed by PwC for professional services rendered for tax compliance, tax advice, and tax planning for each fund is shown in the table below.

Fund	2006A	2005A
Fidelity Institutional Short-Intermediate Government Fund	$2,700	$2,500
Fidelity Real Estate High Income Fund	$2,700	$2,500
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended November 30, 2006 and November 30, 2005, the aggregate Tax Fees billed by PwC that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2006A	2005A
PwC	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent registered public accounting firm's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees.

In each of the fiscal years ended November 30, 2006 and November 30, 2005, the aggregate Other Fees billed by PwC for all other non-audit services rendered to the funds is shown in the table below.

Fund	2006A	2005A
Fidelity Institutional Short-Intermediate Government Fund	$1,400	$1,800
Fidelity Real Estate High Income Fund	$1,600	$1,700
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended November 30, 2006 and November 30, 2005, the aggregate Other Fees billed by PwC that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2006A	2005A
PwC	$145,000	$170,000
A	Aggregate amounts may reflect rounding.

Fees included in the All Other Fees category include services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the fund.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity Fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund (Non-Covered Service) but that are expected to exceed $50,000 are also subject to pre-approval by the Audit Committee.

All Covered Services, as well as Non-Covered Services that are expected to exceed $50,000, must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee. Neither pre-approval nor advance notice of Non-Covered Service engagements for which fees are not expected to exceed $50,000 is required; such engagements are to be reported to the Audit Committee monthly.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended November 30, 2006 and November 30, 2005 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended November 30, 2006 and November 30, 2005 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended November 30, 2006 and November 30, 2005 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended November 30, 2006 and November 30, 2005 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended November 30, 2006 and November 30, 2005 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended November 30, 2006 and November 30, 2005 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

(f) Not applicable.

(g) For the fiscal years ended November 30, 2006 and November 30, 2005, the aggregate fees billed by PwC of $1,300,000A and $1,225,000A,B for non-audit services rendered on behalf of the funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2006A	2005A
Covered Services	$160,000	$150,000
Non-Covered Services	$1,140,000	$1,075,000B
A	Aggregate amounts may reflect rounding.
B	Reflects current period presentation.

(h) The trust's Audit Committee has considered Non-Covered Services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the funds, taking into account representations from PwC, in accordance with Independence Standards Board Standard No.1, regarding its independence from the funds and their related entities.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series IV

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	January 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	January 24, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	January 24, 2007